Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful Lives used to Depreciate Real Property Assets
Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Depreciation of our real property assets is charged to expense on a straight-line basis over the estimated useful lives as follows:

Description	Standard Depreciable Life
Land	Not Depreciated
Buildings	30-40 years
Site Improvements	7-10 years

Summary of Fixed Rate Notes Payable
The table below summarizes our fixed rate notes payable at September 30, 2022 and December 31, 2021. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of the fixed rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented below are not necessarily indicative of the amounts we would realize in a current market exchange.

	September 30, 2022		December 31, 2021
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$407,500,000	$443,315,747	$353,600,000	$340,967,113

The table below summarizes our fixed rate notes payable at December 31, 2021 and 2020. The estimated fair value of financial instruments is subjective in nature and is dependent on a number of important assumptions, including discount rates and relevant comparable market information associated with each financial instrument. The fair value of the fixed rate notes payable was estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities. The use of different market assumptions and estimation methodologies may have a material effect on the reported estimated fair value amounts. Accordingly, the estimates presented below are not necessarily indicative of the amounts we would realize in a current market exchange.

	December 31, 2021		December 31, 2020
	Fair Value	Carrying Value	Fair Value	Carrying Value
Fixed Rate Secured Debt	$353,600,000	$340,967,113	$316,000,000	$301,988,969

Schedule of Computation of Earnings Per Common Share
The computation of earnings per common share is as follows for the periods presented:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
Net income (loss)	$2,246,524	$1,059,242	$19,529,105	$(12,555,062)
Net (income) loss attributable to noncontrolling interests	(366,047)	(119,678)	(2,528,010)	1,903,408

Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	1,880,477	939,564	17,001,095	(10,651,654)
Less: Distributions to preferred stockholders	(3,150,684)	(3,150,685)	(9,349,315)	(9,349,315)
Less: Distributions to participating securities	(72,260)	(62,033)	(213,535)	(184,076)

Net income (loss) attributable to common stockholders—basic:	(1,342,467)	(2,273,154)	7,438,245	(20,185,045)

Net income (loss) attributable to common stockholders—diluted:	$(1,342,467)	$(2,273,154)	$7,438,245	$(20,185,045)

Weighted average common shares outstanding:
Average number of common shares outstanding—basic	96,786,669	84,411,030	90,305,337	77,638,805
Unvested LTIP Units	—	—	—	—
Unvested restricted stock awards	—	—	120,328	—

Average number of common shares outstanding—diluted	96,786,669	84,411,030	90,425,665	77,638,805
Earnings per common share:
Basic	$(0.01)	$(0.03)	$0.08	$(0.26)
Diluted	$(0.01)	$(0.03)	$0.08	$(0.26)

Summary of Antidilutive Shares Excluded from Computation of Earnings per Share
The following table presents the weighted average Series A Convertible Preferred Stock, Class A and
Class A-1
OP Units, unvested LTIP Units, and unvested restricted stock awards, that were excluded from the computation of diluted earnings per share above as their effect would have been antidilutive for the respective periods, and was calculated using the two-class,
treasury stock or
if-converted
method, as applicable:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2022	2021	2022	2021
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Series A Convertible Preferred Stock	18,761,726	18,761,726	18,761,726	18,761,726
Class A and Class A-1 OP Units	12,131,585	10,270,455	11,354,513	9,933,505
Unvested LTIP Units	425,126	181,963	370,318	122,417
Unvested restricted stock awards	89,190	63,685	—	93,329

	31,407,627	29,277,829	30,486,557	28,910,977

The following table presents the weighted average Class A and
Class A-1
OP Units, Preferred Stock, LTIP Units, and Restricted Stock Awards, that were excluded from the computation of earnings per share as their effect would have been antidilutive:

	For the Year Ended December 31,
	2021	2020	2019
	Equivalent Shares (if converted)	Equivalent Shares (if converted)	Equivalent Shares (if converted)
Class A and Class A-1 OP Units	10,097,549	9,095,029	9,095,029
Series A Convertible Preferred Stock	18,761,726	14,917,110	2,428,744
LTIP Units	179,344	46,449	—
Restricted Stock Awards	105,476	81,290	49,555

	29,144,095	24,139,878	11,573,328